Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,000
Previously Paid Amount	0
Total Fee Amount	2.76
Net Fee	$ 2.76
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A